GS Mortgage-Backed Securities Trust 2022-PJ1

Exhibit 99.2 - Schedule 5

QM ATR Data
Run Date - 12/17/2021 8:28:50 AM
Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	Lender Application Date	GSE Eligible	ATR/QM Total Points and Fees	Rate Lock Date	APR	Borrower Employment Indicator	Co Borrower Employment Indicator	Borrower Foreign National Indicator	Co Borrower Foreign National Indicator	Residual Income	ATR/QM Residual Income
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	Safe Harbor QM (APOR)	No	XXXXXXXXXX	No	XXXX	XXXX	XXXX	Employed	Not Required	US Citizen	Permanent Resident Alien	Yes	XXXX
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	Safe Harbor QM (APOR)	No	XXXXXXXXXX	No	XXXX	XXXX	XXXX	Self-Employed	Self-Employed	US Citizen	US Citizen	No